Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015 [1]	Dec. 31, 2014		Dec. 31, 2013	Sep. 21, 2012
Current assets
Cash and cash equivalents	$ 68.7	$ 86.1	$ 80.0	$ 87.4	$ 150.9	$ 116.2		$ 84.1
Restricted cash	5.2	4.0	6.1	4.2	6.5	11.0
Accounts receivables, net	76.0	113.8	145.3	130.2	99.3	235.1
Amount due from related party	11.2	10.2	8.2	3.6	4.7	34.8
Other current assets	15.1	16.3	18.4	18.1	25.1	22.0
Total current assets	176.2	230.4	258.0	243.5	286.5	419.1
Non-current assets
Drilling units	2,528.8	2,582.5	2,635.6	2,683.7	2,738.0	2,923.5
Non-current assets held for sale	128.4	128.4	128.4	128.4	128.4
Deferred tax assets	0.0	9.6	7.4	9.2	7.5	31.8
Other non-current assets	85.0	87.4	89.7	92.2	94.7	104.0
Total non-current assets	2,742.2	2,807.9	2,861.1	2,913.5	2,968.6	3,231.9
Total assets	2,918.4	3,038.3	3,119.1	3,157.0	3,255.1	3,651.0
Current liabilities
Current portion of long-term debt	1,078.5	1,118.3	1,159.5	210.4	210.4	210.2
Amount due to related party	36.6	24.9	26.7	10.3	39.8	17.0
Trade accounts payable	3.2	5.4	10.8	11.4	12.3	6.5
Tax payable	16.8	37.7	25.4	30.1	20.3	11.8
Other current liabilities	125.8	104.7	139.1	138.7	173.5	251.3
Total current liabilities	1,260.9	1,291.0	1,361.5	400.9	456.3	496.8
Non-current liabilities
Long-term interest bearing debt	880.5	903.3	905.5	1,910.2	1,903.5	2,188.2
Long term debt to related party	321.2	321.4	319.8	291.0	321.0	308.4
Deferred taxes	48.4	56.9	47.7	52.3	57.7	54.2
Pension liabilities	3.2	18.0	25.5	23.1	37.4	82.9
Other non-current liabilities	18.2	14.7	17.9	19.6	22.2	42.4
Total non-current liabilities	1,271.5	1,314.3	1,316.4	2,296.2	2,341.8	2,676.1
Shareholders’ equity
Common shares of par value US$0.10 per share: 24,114,232 shares outstanding at December 31, 2016 (December 31, 2015, 24,114,232 shares outstanding)	2.4	2.4	2.4	2.4	2.4	1,205.7
Additional paid in capital	49.9	49.2	49.2	49.2	49.2	48.6
Contributed surplus	2,037.6	2,037.6	2,037.6	2,037.6	2,037.6	834.3			$ 834.3
Contributed deficit	(1,188.4)	(1,188.4)	(1,188.4)	(1,188.4)	(1,188.4)	(1,188.4)
Accumulated other comprehensive loss	(2.1)	(12.1)	(17.1)	(18.4)	(23.7)	(58.6)
Accumulated deficit	(513.4)	(455.8)	(442.7)	(451.2)	(446.6)	(373.6)
Total shareholders’ equity	386.0	432.9	441.0	431.2	430.5	468.0
Non controlling interest	0.0	0.1	0.2	28.7	26.5	10.1
Total equity	386.0	433.0	441.2	459.9	457.0	478.1	[1]	$ 857.5
Total liabilities and shareholders’ equity	$ 2,918.4	$ 3,038.3	$ 3,119.1	$ 3,157.0	$ 3,255.1	$ 3,651.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".